Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets	$ 296		$ 293
Unrecognized deferred tax liabilities	731		759
Unused tax losses	3,810		2,560
Deferred tax recovery		$ 39
Chile
Disclosure of Income Taxes [line items]
Unused tax losses	$ 847		$ 426
Antamina
Disclosure of Income Taxes [line items]
Proportion of ownership interest in joint operation	22.50%